Goodwill and Intangibles (Detail) (USD $)	6 Months Ended
Jun. 30, 2014
Amortization	$ (3,138,594)
Net Balance as of 06/30/14	236,415,728
Goodwill [Member]
Additions	141,410,874
Translation Adjustment	1,888,114
Impairment	(8,966,443)
Net Balance as of 06/30/14	134,332,545
Trade Names [Member]
Additions	37,991,000
Translation Adjustment	394,716
Amortization	(875,954)
Net Balance as of 06/30/14	37,509,762
Customer Relationships [Member]
Additions	65,243,000
Translation Adjustment	341,189
Amortization	(2,238,975)
Net Balance as of 06/30/14	63,345,214
Internet Domain Names [Member]
Additions	1,235,000
Translation Adjustment	16,872
Amortization	(23,665)
Net Balance as of 06/30/14	$ 1,228,207